Financial instruments	12 Months Ended
Oct. 31, 2019
Financial instruments [Abstract]
Financial instruments
27 Financial instruments

The tables below set out the values of financial and non-financial assets and liabilities.

		Financial October 31, 2019	Non- financial October 31, 2019	Total October 31, 2019	Financial October 31, 2018	Non- financial October 31, 2018	Total October 31, 2018
	Note	$m	$m	$m	$m	$m	$m
Financial and non-financial assets

Non-current
Long-term pension assets	25	17.1	-	17.1	16.7	-	16.7
Derivative financial instruments – Interest rate swaps	31	-	-	-	-	86.4	86.4
Current
Cash and cash equivalents	18	355.7	-	355.7	620.9	-	620.9
Trade and other receivables	16	922.7	110.2	1,032.9	1,212.0	60.0	1,272.0
		1,295.5	110.2	1,405.7	1,849.6	146.4	1,996.0

		Financial October 31, 2019	Non- financial October 31, 2019	Total October 31, 2019	Financial October 31, 2018	Non- financial October 31, 2018	Total October 31, 2018
	Note	$m	$m	$m	$m	$m	$m
Financial and non-financial liabilities – financial liabilities at amortized cost

Non-current
Derivative financial instruments – Interest rate swaps		36.5	-	36.5	-	-	-
Borrowings (gross)	20	4,775.0	-	4,775.0	4,946.6	-	4,946.6
Finance leases	21	11.7	-	11.7	14.9	-	14.9
Provisions	24	49.1	-	49.1	35.4	-	35.4
Current
Borrowings (gross)	20	-	-	-	50.3	-	50.3
Finance leases	21	11.8	-	11.8	13.6	-	13.6
Trade and other payables	19	530.3	80.7	611.0	676.9	-	676.9
Provisions	24	29.3	-	29.3	57.4	-	57.4
		5,443.7	80.7	5,524.4	5,795.1	-	5,795.1

Fair value measurement
For trade and other receivables, cash and cash equivalents, trade and other payables, obligations under finance leases and provisions, fair values approximate to book values due to the short maturity periods of these financial instruments. For trade and other receivables, allowances are made for credit risk.

Long-term borrowings with a carrying value of $4,775.0m before unamortized prepaid facility fees, have a fair value estimate of $4,686.0m based on trading prices as at October 31, 2019 (note 20).

Derivative financial instruments measured at fair value are classified as level 2 in the fair value measurement hierarchy as they have been determined using significant inputs based on observable market data. The fair values of interest rate derivatives are derived from forward interest rates based on yield curves observable at the balance sheet date together with the contractual interest rates.

There were no transfers of assets or liabilities between levels of the fair value hierarchy during the period.

The Group has four interest rate swaps which are designated in a hedge relationship and also utilized forward exchange contracts to fix Sterling equivalent on the April 2019 Return of Value to shareholders (note 29) and the April 2019 and September 2019 dividend payments. The forward contracts were not designated for formal hedge accounting and matured for delivery within the reporting period.

	October 31, 2019	October 31, 2018
	$m	$m
Derivative financial instruments- non-current asset – interest rate swaps	-	86.4
Derivative financial instruments- non-current liabilities – interest rate swaps	(36.5)	-
	(36.5)	86.4

Derivative financial instruments
Derivatives are only used for economic hedging purposes and not as speculative investments. Four interest rate swaps are in place with a total notional value of $2.25bn to hedge against the impact of potential rises in interest rates until September 30, 2022. The swaps are designated against the $2,486.3m (note 20) loan issued by Seattle SpinCo. Inc. and the notional value covers 52.7% of the overall dollar loan principal outstanding for the Group.

The swap contracts require settlement of net interest receivable or payable on a monthly basis. The fixed interest rate for each swap is 1.949% and the Group receives a variable rate in line with LIBOR. The Seattle loan is priced at LIBOR (with a floor) plus a current margin of 2.50% with the swaps aimed at addressing the risk of a rising LIBOR element. As such, the total interest cost of the hedged element of the Seattle loan is 4.44%. For the period to October 31, 2019, net interest received for the swaps amounted to $9.9m. For the life of the swap, net interest received amounted to $6.5m.

Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic effectiveness assessments (adjusted for credit risk) to ensure that an economic relationship exists between the hedged item and the hedging instrument. The testing determined that the hedge was highly effective throughout the financial reporting period for which the hedge was designated.

The impact of changes in the fair value of interest rate swaps in the year ended October 31, 2019 is shown in the Consolidated statement of comprehensive income. Note 31 shows the derivative financial instruments relating to hedging transactions entered into in the period ended October 31, 2019 (other reserves).

	October 31, 2019	October 31, 2018
	$m	$m
Carrying amount	(36.5)	86.4
Notional amount (4 x $562.5m)	2,250.0	2,250.0
Maturity date	September 30, 2022	September 30, 2022
Change in fair value of outstanding hedging instruments (note 31)	(122.9)	86.4
Change in value of hedging instruments adjusted for credit risk	(121.9)	84.7

Credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at October 31, 2019 was:

		October 31, 2019	October 31, 2018
	Note	$m	$m
Trade receivables (gross)	16	877.9	1,089.6
Cash and cash equivalents	18	355.7	620.9
Total		1,233.6	1,710.5

The Group applies the IFRS 9 expedited approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance for all trade receivables.

A provision of the lifetime expected credit loss is established upon initial recognition of the underlying asset by predicting the future cash flows based upon the days past due status of an invoice and other relevant information. The model uses historical collection data along with historical credit losses experienced. The loss allowance is adjusted for forward-looking factors specific to the receivable and the economic environment.

Trade receivables are written off when there is no reasonable expectation of recovery. Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

On that basis, the loss allowance as at October 31, 2019 and November 1, 2018 (on adoption of IFRS 9) was determined as follows for trade receivables (note 16):

	October 31, 2019	October 31, 2018
	$’m	$’m
At November 1 / May 1 – calculated under IAS 39	41.9	2.6
Accounting policy change – IFRS 9 (recognized against retained earnings on November 1, 2018)	20.0	-
	61.9	2.6
Loss allowance provided in the period	16.0	40.0
Receivables written off as uncollectable	(35.5)	(0.7)
At October 31	42.4	41.9

In the prior period, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables, which were known to be uncollectable were written off by reducing the carrying amount directly. The other receivables were assessed collectively to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. Receivables for which an impairment provision was recognized were written off against the provision when there was no expectation of recovering additional cash.

Market risk
The Group’s treasury function aims to reduce exposures to interest rate, foreign exchange and other financial risks, to ensure liquidity is available as and when required, and to invest cash assets safely and profitably. The Group does not engage in speculative trading in financial instruments. The treasury function’s policies and procedures are reviewed and monitored by the Audit committee and are subject to internal audit review.

Foreign exchange risk
The Group’s currency exposures comprise those that give rise to net currency gains and losses to be recognized in the Consolidated statement of comprehensive income as well as gains and losses on consolidation, which go to reserves. Such exposures reflect the monetary assets and liabilities of the Group that are not denominated in the operating or functional currency of the operating unit involved and the Group’s investment in net assets in currencies other than US Dollar.

Note 3 shows the impact on the Consolidated statement of comprehensive income of foreign exchange losses in the 12 months ended October 31, 2019 of $11.3m (18 months ended October 31, 2018: $37.4m gain).

Sensitivity analysis
The Group’s principal exposures in relation to market risks are the changes in the exchange rates between the US Dollar and transactions made in other currencies as well as changes in US Dollar LIBOR interest rates. Foreign exchange exposures for all re-measuring balances are tracked and reported to management.

The key drivers are cash, borrowings and inter-company positions with trade receivables and trade payables having less relative aggregate exposure. As at October 31, 2019, the key aggregate exposures involved the Euro, British Sterling, Japanese Yen, Israeli Shekel and Canadian Dollar. The table below illustrates the equity sensitivity analysis of the Group exposures to movements in currency and interest rates.

	Group exposure	+/- 5%	+/- 10%	+/- 1% interest
Key aggregate currency exposures	$m	$m	$m	$m
Euro	512.6	25.6	51.2
GBP	137.2	6.8	13.7
JPY	69.6	3.5	6.9
ILS	36.7	1.8	3.7
CAN$	26.1	1.3	2.6
Borrowings -Interest rate LIBOR +1% (based on gross debt excluding the effects of hedging)	n/a	n/a	n/a	47.75

Capital risk management
The Group’s objective when managing its capital structures is to minimize the cost of capital while maintaining adequate capital to protect against volatility in earnings and net asset values. The strategy is designed to maximize shareholder return over the long-term.

The only financial covenant attaching to these facilities relates to the Revolving Facility, which is subject to an aggregate net leverage covenant only in circumstances where more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. The facility was not utilized as at October 31, 2019 and therefore no covenant test is applicable.

The capital structure of the Group at the Consolidated statement of financial position date is as follows:

		October 31, 2019	October 31, 2018
	Note	$m	$m
Bank and other borrowings (net of arrangement fees)	20	4,670.7	4,845.9
Finance lease obligations	21	23.5	28.5
Less cash and cash equivalents	18	(355.7)	(620.9)
Total net debt		4,338.5	4,253.5
Total equity		6,276.3	7,792.0
Debt/equity %		69.1%	54.6%

Borrowings are shown here net of unamortized prepaid facility arrangement fees of $104.3m. (October 31, 2018: $151.0m). Gross borrowings are $4,775.0m (October 31, 2018: $4,996.9m).

Change in liabilities arising from financing activities for interest bearing loans (note 20) and finance leases (note 21) were as follows:

	Interest bearing loans	Finance leases	Total
	$m	$m	$m
At November 1, 2018	4,996.9	28.5	5,025.4
Draw down/New leases	-	9.0	9.0
Repayments	(212.6)	(14.9)	(227.5)
Foreign exchange	(9.3)	0.9	(8.4)
At October 31, 2019	4,775.0	23.5	4,798.5